Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for future grants of stock options and share appreciation rights	4,530,865
Liabilities from share-based payment transactions	$ 52,794	$ 111,405
SARs and TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Share-based compensation arrangement vesting rights, percentage	33.33%
Fair value of share-based payment transactions	$ 18,900
Liabilities from share-based payment transactions	17,300
Intrinsic value of liabilities from share-based payment transactions	$ 1,600
Weighted average remaining vesting period	1 year 7 months
Expense from share-based payment transactions with employees	$ 1,200	45,100
Expense from share-based payment transactions with employees, effect of change in share price	7,800	37,800
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based payment transactions	36,600
Liabilities from share-based payment transactions	35,300
Intrinsic value of liabilities from share-based payment transactions	$ 1,300
Weighted average remaining vesting period	1 year 5 months
Expense from share-based payment transactions with employees	$ 5,100	33,000
Expense from share-based payment transactions with employees, effect of change in share price	$ 8,900	29,900
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term	7 years
Share-based compensation arrangement vesting rights, percentage	33.33%
Expense from share-based payment transactions with employees	$ 400	$ 500